Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Furniture, fixtures and equipment	$ 26,053	$ 12,162
Intangible assets	110,807	115,444
Goodwill	421,578	421,578
Investments in associates and joint ventures	76,300	35,060
Non-current financial assets	1,351	2,025
Deferred tax assets	6,204	944
Total non-current assets	642,293	587,213
Current assets
Trade receivables	49,371	37,468
Loans to customers	93,115	3,092
Other receivables	59,112	4,031
Prepayments	25,809	14,372
Inventories	7,752
Other current financial assets	1,535	89
Marketable securities	42,146	667
Cash and cash equivalents	139,487	177,873
Total cash, cash equivalents, and marketable securities	181,633	179,038
Total current assets	418,327	238,090
TOTAL ASSETS	1,060,620	825,303
Equity
Share capital	24	22
Other paid in capital	814,177	738,690
Retained earnings	99,513	36,432
Foreign currency translation reserve	(1,508)	316
Equity attributed to equity holders of the parent	912,206	775,460
Non-controlling interests
Total equity	912,206	775,460
Non-current liabilities
Non-current lease liabilities and other loans	9,181	2,271
Deferred tax liabilities	10,526	13,358
Other non-current liabilities	137	212
Total non-current liabilities	19,844	15,841
Current liabilities
Trade and other payables	57,125	17,957
Current lease liabilities and other loans	47,793	2,490
Income tax payable	7,803	1,920
Deferred revenue	708	1,932
Other current liabilities	15,142	9,701
Total current liabilities	128,570	34,002
Total liabilities	148,414	49,843
TOTAL EQUITY AND LIABILITIES	$ 1,060,620	$ 825,303